UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

ClearBridge Sustainability Leaders Fund
Class A [CLSUX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$58	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$96,221,667
Total Number of Portfolio Holdings	60
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7189-STSR-0626

ClearBridge Sustainability Leaders Fund
Class C [CAABX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$95	1.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$96,221,667
Total Number of Portfolio Holdings	60
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7188-STSR-0626

ClearBridge Sustainability Leaders Fund
Class FI [LCSTX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$59	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$96,221,667
Total Number of Portfolio Holdings	60
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7165-STSR-0626

ClearBridge Sustainability Leaders Fund
Class R [CBSLX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$74	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$96,221,667
Total Number of Portfolio Holdings	60
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7026-STSR-0626

ClearBridge Sustainability Leaders Fund
Class I [LCISX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$43	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$96,221,667
Total Number of Portfolio Holdings	60
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7166-STSR-0626

ClearBridge Sustainability Leaders Fund
Class IS [LCILX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$96,221,667
Total Number of Portfolio Holdings	60
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7167-STSR-0626

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Sustainability Leaders Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2026
 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 8.9%
Entertainment — 3.2%
Netflix Inc.	22,370	$2,094,056 *
Walt Disney Co.	9,350	970,062
Total Entertainment		3,064,118
Interactive Media & Services — 5.7%
Alphabet Inc., Class A Shares	14,210	5,468,008

Total Communication Services		8,532,126
Consumer Discretionary — 9.3%
Broadline Retail — 5.0%
Amazon.com Inc.	18,030	4,779,032 *
Specialty Retail — 4.3%
Chewy Inc., Class A Shares	27,750	705,405 *
Home Depot Inc.	4,490	1,476,312
TJX Cos. Inc.	12,790	2,004,832
Total Specialty Retail		4,186,549

Total Consumer Discretionary		8,965,581
Consumer Staples — 3.7%
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	700	710,171
US Foods Holding Corp.	16,820	1,572,502 *
Total Consumer Staples Distribution & Retail		2,282,673
Household Products — 1.3%
Procter & Gamble Co.	8,730	1,284,096

Total Consumer Staples		3,566,769
Financials — 11.5%
Banks — 4.2%
Bank of America Corp.	22,760	1,216,749
JPMorgan Chase & Co.	8,830	2,765,821
Total Banks		3,982,570
Capital Markets — 2.7%
Blackrock Inc.	1,480	1,577,088
Morgan Stanley	5,550	1,057,775
Total Capital Markets		2,634,863
Financial Services — 1.9%
Visa Inc., Class A Shares	5,540	1,827,314
Insurance — 2.7%
MetLife Inc.	10,760	861,876
See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Travelers Cos. Inc.	5,760	$1,757,606
Total Insurance		2,619,482

Total Financials		11,064,229
Health Care — 9.6%
Biotechnology — 2.5%
Alnylam Pharmaceuticals Inc.	1,760	544,702 *
Argenx SE, ADR	950	742,634 *
Gilead Sciences Inc.	8,440	1,104,290
Total Biotechnology		2,391,626
Health Care Equipment & Supplies — 0.4%
Cooper Cos. Inc.	6,570	413,253 *
Health Care Providers & Services — 1.7%
CVS Health Corp.	8,100	674,649
McKesson Corp.	1,170	953,784
Total Health Care Providers & Services		1,628,433
Life Sciences Tools & Services — 1.7%
Danaher Corp.	9,260	1,657,077
Pharmaceuticals — 3.3%
Johnson & Johnson	13,740	3,158,139

Total Health Care		9,248,528
Industrials — 12.5%
Building Products — 0.4%
Trane Technologies PLC	830	408,808
Commercial Services & Supplies — 2.8%
Clean Harbors Inc.	3,270	1,022,464 *
Republic Services Inc.	7,830	1,638,192
Total Commercial Services & Supplies		2,660,656
Construction & Engineering — 1.3%
Valmont Industries Inc.	2,550	1,295,502
Electrical Equipment — 2.6%
Eaton Corp. PLC	2,690	1,164,797
Regal Rexnord Corp.	6,080	1,307,382
Total Electrical Equipment		2,472,179
Machinery — 1.3%
Deere & Co.	1,280	755,034
Flowserve Corp.	6,330	466,141
Total Machinery		1,221,175
Professional Services — 1.0%
UL Solutions Inc., Class A Shares	10,940	989,961
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 3.1%
Ferguson Enterprises Inc.	4,410	$1,180,601
United Rentals Inc.	1,900	1,823,696
Total Trading Companies & Distributors		3,004,297

Total Industrials		12,052,578
Information Technology — 31.1%
Electronic Equipment, Instruments & Components — 1.4%
Flex Ltd.	14,380	1,316,489 *
Semiconductors & Semiconductor Equipment — 16.3%
Analog Devices Inc.	3,830	1,540,656
ASM International NV, Registered Shares	1,470	1,432,824
ASML Holding NV, Registered Shares	1,020	1,467,770
Broadcom Inc.	7,470	3,118,202
Enphase Energy Inc.	9,710	320,041 *
NVIDIA Corp.	39,270	7,837,114
Total Semiconductors & Semiconductor Equipment		15,716,607
Software — 7.9%
AppLovin Corp., Class A Shares	1,090	486,522 *
Microsoft Corp.	10,730	4,375,479
Oracle Corp.	2,440	393,792
Palo Alto Networks Inc.	8,760	1,570,843 *
Synopsys Inc.	1,690	815,594 *
Total Software		7,642,230
Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	19,390	5,261,476

Total Information Technology		29,936,802
Materials — 4.9%
Chemicals — 3.5%
CF Industries Holdings Inc.	4,650	577,530
Ecolab Inc.	2,930	763,558
Linde PLC	3,930	1,969,481
Total Chemicals		3,310,569
Construction Materials — 1.4%
Vulcan Materials Co.	4,530	1,366,882

Total Materials		4,677,451
Real Estate — 3.1%
Industrial REITs — 1.3%
Prologis Inc.	8,680	1,232,734
See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Specialized REITs — 1.8%
Equinix Inc.		1,620	$1,754,184

Total Real Estate			2,986,918
Utilities — 3.9%
Independent Power and Renewable Electricity Producers — 1.1%
Brookfield Renewable Partners LP		32,030	1,060,513
Multi-Utilities — 2.0%
CenterPoint Energy Inc.		43,720	1,908,378
Water Utilities — 0.8%
American Water Works Co. Inc.		5,890	756,394

Total Utilities			3,725,285
Total Investments before Short-Term Investments (Cost — $65,161,267)			94,756,267
	Rate
Short-Term Investments — 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.497%	896,613	896,613 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.565%	896,613	896,613 (a)(b)

Total Short-Term Investments (Cost — $1,793,226)			1,793,226
Total Investments — 100.3% (Cost — $66,954,493)			96,549,493
Liabilities in Excess of Other Assets — (0.3)%			(327,826)
Total Net Assets — 100.0%			$96,221,667

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $896,613 and the cost was $896,613 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $66,057,880)	$95,652,880
Investments in affiliated securities, at value (Cost — $896,613)	896,613
Dividends receivable from unaffiliated investments	37,895
Receivable for Fund shares sold	9,425
Dividends receivable from affiliated investments	2,085
Prepaid expenses	51,764
Total Assets	96,650,662
Liabilities:
Payable for Fund shares repurchased	278,502
Fund accounting fees payable	44,231
Investment management fee payable	35,126
Service and/or distribution fees payable	12,165
Trustees’ fees payable	224
Accrued expenses	58,747
Total Liabilities	428,995
Total Net Assets	$96,221,667
Net Assets:
Par value (Note 7)	$33
Paid-in capital in excess of par value	63,262,120
Total distributable earnings (loss)	32,959,514
Total Net Assets	$96,221,667
See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
April 30, 2026
Net Assets:
Class A	$42,856,319
Class C	$4,269,389
Class FI	$314,229
Class R	$225,313
Class I	$36,576,508
Class IS	$11,979,909
Shares Outstanding:
Class A	1,493,768
Class C	153,789
Class FI	10,849
Class R	7,896
Class I	1,257,233
Class IS	410,753
Net Asset Value:
Class A (and redemption price)	$28.69
Class C*	$27.76
Class FI (and redemption price)	$28.96
Class R (and redemption price)	$28.54
Class I (and redemption price)	$29.09
Class IS (and redemption price)	$29.17
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$30.36

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Dividends from unaffiliated investments	$494,192
Dividends from affiliated investments	13,000
Less: Foreign taxes withheld	(4,792)
Total Investment Income	502,400
Expenses:
Investment management fee (Note 2)	307,593
Service and/or distribution fees (Notes 2 and 5)	74,642
Transfer agent fees (Notes 2 and 5)	54,956
Registration fees	46,406
Fund accounting fees	34,375
Audit and tax fees	17,204
Legal fees	11,991
Shareholder reports	10,605
Trustees’ fees	2,820
Commitment fees (Note 9)	404
Custody fees	296
Insurance	191
Miscellaneous expenses	5,485
Total Expenses	566,968
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(86,277)
Net Expenses	480,691
Net Investment Income	21,709
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	4,576,130
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(245,522)
Net Gain on Investments	4,330,608
Increase in Net Assets From Operations	$4,352,317
See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income	$21,709	$150,742
Net realized gain	4,576,130	5,652,327
Change in net unrealized appreciation (depreciation)	(245,522)	8,333,198
Increase in Net Assets From Operations	4,352,317	14,136,267
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,362,569)	(6,423,072)
Decrease in Net Assets From Distributions to Shareholders	(4,362,569)	(6,423,072)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	8,683,100	19,715,277
Reinvestment of distributions	3,979,417	5,981,672
Cost of shares repurchased	(18,246,318)	(48,429,945)
Decrease in Net Assets From Fund Share Transactions	(5,583,801)	(22,732,996)
Decrease in Net Assets	(5,594,053)	(15,019,801)
Net Assets:
Beginning of period	101,815,720	116,835,521
End of period	$96,221,667	$101,815,720
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.62	$26.37	$20.54	$20.57	$25.30	$18.94
Income (loss) from operations:
Net investment income (loss)	(0.01)	0.00 [3]	0.07	0.05	0.00 [3]	0.01
Net realized and unrealized gain (loss)	1.31	3.71	5.85	(0.06)	(4.43)	7.19
Total income (loss) from operations	1.30	3.71	5.92	(0.01)	(4.43)	7.20
Less distributions from:
Net investment income	—	(0.02)	(0.09)	(0.01)	(0.04)	(0.04)
Net realized gains	(1.23)	(1.44)	—	(0.01)	(0.26)	(0.80)
Total distributions	(1.23)	(1.46)	(0.09)	(0.02)	(0.30)	(0.84)
Net asset value, end of period	$28.69	$28.62	$26.37	$20.54	$20.57	$25.30
Total return[4]	4.72%	14.53%	28.89%	(0.01)%	(17.73)%	39.11%
Net assets, end of period (000s)	$42,856	$43,931	$43,217	$35,440	$24,470	$8,384
Ratios to average net assets:
Gross expenses	1.32%[5]	1.28%	1.28%	1.25%	1.29%	1.60%
Net expenses[6,7]	1.14 [5]	1.15	1.15	1.15	1.16	1.20
Net investment income (loss)	(0.08)[5]	0.00 [8]	0.26	0.22	0.01	0.05
Portfolio turnover rate	12%	44%	47%	41%	30%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Amount represents less than 0.005% or greater than (0.005)%.
See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021[3]
Net asset value, beginning of period	$27.83	$25.83	$20.19	$20.35	$25.28	$23.54
Income (loss) from operations:
Net investment loss	(0.11)	(0.19)	(0.12)	(0.10)	(0.15)	(0.00)[4]
Net realized and unrealized gain (loss)	1.27	3.63	5.76	(0.05)	(4.42)	1.74
Total income (loss) from operations	1.16	3.44	5.64	(0.15)	(4.57)	1.74
Less distributions from:
Net investment income	—	—	—	—	(0.10)	—
Net realized gains	(1.23)	(1.44)	—	(0.01)	(0.26)	—
Total distributions	(1.23)	(1.44)	—	(0.01)	(0.36)	—
Net asset value, end of period	$27.76	$27.83	$25.83	$20.19	$20.35	$25.28
Total return[5]	4.33%	13.73%	27.93%	(0.72)%	(18.32)%	7.39%
Net assets, end of period (000s)	$4,269	$4,671	$4,338	$3,298	$1,421	$5
Ratios to average net assets:
Gross expenses	2.04%[6]	2.01%	2.02%	1.96%	2.01%	2.20%[6]
Net expenses[7,8]	1.87 [6]	1.87	1.89	1.86	1.88	1.95 [6]
Net investment loss	(0.81)[6]	(0.72)	(0.47)	(0.49)	(0.70)	(0.05)[6]
Portfolio turnover rate	12%	44%	47%	41%	30%	22%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]	For the period September 30, 2021 (inception date) to October 31, 2021.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	For the year ended October 31, 2021.
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.88	$26.57	$20.64	$20.67	$25.42	$19.02
Income (loss) from operations:
Net investment income (loss)	(0.01)	0.00 [3]	0.07	0.04	0.00 [3]	0.01
Net realized and unrealized gain (loss)	1.32	3.75	5.89	(0.05)	(4.46)	7.22
Total income (loss) from operations	1.31	3.75	5.96	(0.01)	(4.46)	7.23
Less distributions from:
Net investment income	(0.00)[3]	(0.00)[3]	(0.03)	(0.01)	(0.03)	(0.03)
Net realized gains	(1.23)	(1.44)	—	(0.01)	(0.26)	(0.80)
Total distributions	(1.23)	(1.44)	(0.03)	(0.02)	(0.29)	(0.83)
Net asset value, end of period	$28.96	$28.88	$26.57	$20.64	$20.67	$25.42
Total return[4]	4.72%	14.55%	28.89%	(0.04)%	(17.76)%	39.07%
Net assets, end of period (000s)	$314	$333	$417	$575	$1,051	$1,027
Ratios to average net assets:
Gross expenses	1.34%[5]	1.27%	1.26%	1.28%	1.27%	1.63%
Net expenses[6,7]	1.16 [5]	1.14	1.14	1.18	1.13	1.20
Net investment income (loss)	(0.10)[5]	0.01	0.28	0.20	0.01	0.06
Portfolio turnover rate	12%	44%	47%	41%	30%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022[3]
Net asset value, beginning of period	$28.51	$26.32	$20.56	$20.67	$21.55
Income (loss) from operations:
Net investment income (loss)	(0.05)	(0.08)	(0.02)	(0.02)	0.00 [4]
Net realized and unrealized gain (loss)	1.31	3.71	5.87	(0.05)	(0.88)
Total income (loss) from operations	1.26	3.63	5.85	(0.07)	(0.88)
Less distributions from:
Net investment income	—	—	(0.09)	(0.03)	—
Net realized gains	(1.23)	(1.44)	—	(0.01)	—
Total distributions	(1.23)	(1.44)	(0.09)	(0.04)	—
Net asset value, end of period	$28.54	$28.51	$26.32	$20.56	$20.67
Total return[5]	4.59%	14.22%	28.49%	(0.32)%	(4.08)%
Net assets, end of period (000s)	$225	$196	$91	$40	$7
Ratios to average net assets:
Gross expenses	2.54%[6]	2.71%	3.55%	9.01%	1.37%[6]
Net expenses[7,8]	1.45 [6]	1.45	1.46	1.45	1.10 [6]
Net investment income (loss)	(0.40)[6]	(0.30)	(0.06)	(0.09)	0.03 [6]
Portfolio turnover rate	12%	44%	47%	41%	30%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]	For the period June 3, 2022 (inception date) to October 31, 2022.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	For the year ended October 31, 2022.
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.04	$26.73	$20.81	$20.81	$25.60	$19.12
Income (loss) from operations:
Net investment income	0.03	0.08	0.14	0.11	0.07	0.10
Net realized and unrealized gain (loss)	1.33	3.77	5.93	(0.05)	(4.49)	7.27
Total income (loss) from operations	1.36	3.85	6.07	0.06	(4.42)	7.37
Less distributions from:
Net investment income	(0.08)	(0.10)	(0.15)	(0.05)	(0.11)	(0.09)
Net realized gains	(1.23)	(1.44)	—	(0.01)	(0.26)	(0.80)
Total distributions	(1.31)	(1.54)	(0.15)	(0.06)	(0.37)	(0.89)
Net asset value, end of period	$29.09	$29.04	$26.73	$20.81	$20.81	$25.60
Total return[3]	4.87%	14.87%	29.26%	0.32%	(17.51)%	39.63%
Net assets, end of period (000s)	$36,577	$41,635	$50,048	$60,431	$98,384	$68,848
Ratios to average net assets:
Gross expenses	1.03%[4]	1.00%	0.99%	0.97%	0.96%	1.15%
Net expenses[5,6]	0.85 [4]	0.85	0.86	0.85	0.83	0.79
Net investment income	0.22 [4]	0.30	0.56	0.52	0.32	0.42
Portfolio turnover rate	12%	44%	47%	41%	30%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$29.13	$26.80	$20.87	$20.87	$25.65	$19.16
Income (loss) from operations:
Net investment income	0.04	0.10	0.16	0.14	0.09	0.12
Net realized and unrealized gain (loss)	1.34	3.80	5.95	(0.06)	(4.49)	7.27
Total income (loss) from operations	1.38	3.90	6.11	0.08	(4.40)	7.39
Less distributions from:
Net investment income	(0.11)	(0.13)	(0.18)	(0.07)	(0.12)	(0.10)
Net realized gains	(1.23)	(1.44)	—	(0.01)	(0.26)	(0.80)
Total distributions	(1.34)	(1.57)	(0.18)	(0.08)	(0.38)	(0.90)
Net asset value, end of period	$29.17	$29.13	$26.80	$20.87	$20.87	$25.65
Total return[3]	4.93%	15.03%	29.39%	0.40%	(17.42)%	39.73%
Net assets, end of period (000s)	$11,980	$11,049	$18,725	$36,956	$6,255	$2,824
Ratios to average net assets:
Gross expenses	0.93%[4]	0.90%	0.89%	0.85%	0.90%	1.16%
Net expenses[5,6]	0.75 [4]	0.75	0.76	0.75	0.75	0.75
Net investment income	0.31 [4]	0.39	0.64	0.62	0.41	0.52
Portfolio turnover rate	12%	44%	47%	41%	30%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations,
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$94,756,267	—	—	$94,756,267
Short-Term Investments†	1,793,226	—	—	1,793,226
Total Investments	$96,549,493	—	—	$96,549,493

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Over $2 billion	0.600
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $86,277, which included an affiliated money market fund waiver of $405.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,379 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$5,186	—
CDSCs	7	$1,914
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$11,775,006
Sales	21,622,925
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$68,144,925	$30,705,686	$(2,301,118)	$28,404,568
4. Derivative instruments and hedging activities
During the six months ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C,

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$51,327	$29,813
Class C	22,414	2,708
Class FI	398	260
Class R	503	1,124
Class I	—	20,675
Class IS	—	376
Total	$74,642	$54,956
For the six months ended April 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$36,303
Class C	3,963
Class FI	282
Class R	1,098
Class I	34,743
Class IS	9,888
Total	$86,277
6. Distributions to shareholders by class

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Investment Income:
Class A	—	$38,389
Class C	—	—
Class FI	$37	12
Class R	—	—
Class I	112,749	174,945
Class IS	41,025	80,930
Total	$153,811	$294,276
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Realized Gains:
Class A	$1,803,480	$2,342,785
Class C	205,279	256,459
Class FI	14,278	19,390
Class R	8,566	5,250
Class I	1,718,500	2,579,504
Class IS	458,655	925,408
Total	$4,208,758	$6,128,796
7. Shares of beneficial interest
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	88,004	$2,411,715	231,782	$6,060,206
Shares issued on reinvestment	65,548	1,800,594	89,271	2,363,891
Shares repurchased	(194,896)	(5,407,974)	(425,068)	(11,064,687)
Net decrease	(41,344)	$(1,195,665)	(104,015)	$(2,640,590)
Class C
Shares sold	9,850	$261,012	35,293	$942,945
Shares issued on reinvestment	7,700	205,279	9,898	256,459
Shares repurchased	(31,619)	(839,329)	(45,264)	(1,143,284)
Net increase (decrease)	(14,069)	$(373,038)	(73)	$56,120
Class FI
Shares sold	162	$4,601	1,304	$33,101
Shares issued on reinvestment	516	14,314	726	19,402
Shares repurchased	(1,349)	(36,794)	(6,218)	(166,868)
Net decrease	(671)	$(17,879)	(4,188)	$(114,365)
Class R
Shares sold	743	$20,097	4,536	$118,862
Shares issued on reinvestment	313	8,566	199	5,250
Shares repurchased	(32)	(890)	(1,328)	(35,538)
Net increase	1,024	$27,773	3,407	$88,574

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	115,311	$3,196,310	362,384	$9,658,566
Shares issued on reinvestment	59,359	1,651,949	95,598	2,562,034
Shares repurchased	(351,074)	(9,733,965)	(896,747)	(23,741,397)
Net decrease	(176,404)	$(4,885,706)	(438,765)	$(11,520,797)
Class IS
Shares sold	100,955	$2,789,365	108,654	$2,901,597
Shares issued on reinvestment	10,710	298,715	28,840	774,636
Shares repurchased	(80,267)	(2,227,366)	(456,708)	(12,278,171)
Net increase (decrease)	31,398	$860,714	(319,214)	$(8,601,938)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$842,664	$6,915,165	6,915,165	$6,861,216	6,861,216

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$13,000	—	$896,613
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or
ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2026.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

ClearBridge Sustainability Leaders Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
ClearBridge Sustainability Leaders Fund

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ClearBridge
Sustainability Leaders Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Sustainability Leaders Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Sustainability Leaders Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Sustainability Leaders Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

91306-SFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026